Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Service Revenues
Mobile value added services	$ 103,519,000		$ 68,335,000		$ 36,202,000
Advertising services (including transactions with a related party of US$0, US$0 and US$23 for the years ended December 31, 2011, 2012 and 2013, respectively)	36,623,000		8,889,000		4,306,000
Enterprise mobility	14,174,000		3,249,000		0
Other services	3,559,000		1,992,000		163,000
Product Revenues
Enterprise mobility (including transactions with a related party of US$0, US$0 and US$56 for the years ended December 31, 2011, 2012 and 2013, respectively)	38,827,000		9,303,000		0
Total net revenues	196,702,000		91,768,000		40,671,000
Cost of revenues
Cost of services (including transactions with a related party of US$0, US$0 and US$184 for the years ended December 31, 2011, 2012 and 2013, respectively)	(43,557,000)		(16,773,000)		(8,057,000)
Cost of products sold	(37,371,000)		(8,966,000)		0
Total cost of revenues	(80,928,000)		(25,739,000)		(8,057,000)
Gross profit	115,774,000		66,029,000		32,614,000
Operating expenses
Selling and marketing expenses	(25,810,000)		(17,396,000)		(7,955,000)
General and administrative expenses	(77,026,000)		(36,776,000)		(14,024,000)
Research and development expenses	(17,437,000)		(9,585,000)		(5,095,000)
Total operating expenses	(120,273,000)		(63,757,000)		(27,074,000)
Income/(Loss) from operations	(4,499,000)		2,272,000		5,540,000
Interest income	411,000		3,193,000		1,342,000
Realized gain on available-for-sale investments	5,000		0		29,000
Foreign exchange gain, net	1,784,000		67,000		3,011,000
Gain on change of interest in an associate	0		943,000		0
Other income, net	2,083,000		3,364,000		306,000
Income/(Loss) before income taxes	(216,000)		9,839,000		10,228,000
Income tax expenses	(1,117,000)		(420,000)		(97,000)
Share of profit from an associate	0		543,000		119,000
Net income/(loss)	(1,333,000)		9,962,000		10,250,000
Net (income)/loss attributable to the non-controlling interest	(523,000)		(532,000)		1,000
Net income/(loss) attributable to NQ Mobile Inc.	(1,856,000)		9,430,000		10,251,000
Accretion of redeemable convertible preferred shares	0		0		(535,000)
Allocation of net income to participating preferred shareholders	0		0		(1,595,000)
Net income/(loss) attributable to common shareholders	(1,856,000)		9,430,000		8,121,000
Net income/(loss)	(1,333,000)		9,962,000		10,250,000
Other comprehensive income
Foreign currency translation adjustments	4,808,000		390,000		1,249,000
Comprehensive income	3,475,000		10,352,000		11,499,000
Comprehensive (income)/loss attributable to the non-controlling interest	(523,000)		(532,000)		1,000
Comprehensive income attributable to NQ Mobile Inc.	2,952,000		9,820,000		11,500,000
Cost of Revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense	370,000		214,000		130,000
Selling and Marketing Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	2,310,000		2,342,000		1,923,000
General and Administrative Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	50,708,000		20,534,000		7,895,000
Research and Development Expenses [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 2,016,000		$ 1,453,000		$ 724,000
Class A and Class B Common Share [Member]
Other comprehensive income
Net earnings/(loss) per share, basic (in US dollars per share)	$ (0.01)	[1]	$ 0.04	[1]	$ 0.05	[1]
Net earnings/(loss) per share, diluted (in US dollars per share)	$ (0.01)	[1]	$ 0.04	[1]	$ 0.04	[1]
Weighted average number of shares outstanding:
Basic (in shares)	273,981,547		235,257,651		173,373,462
Diluted (in shares)	273,981,547		255,722,551		193,537,974
ADS [Member]
Other comprehensive income
Net earnings/(loss) per share, basic (in US dollars per share)	$ (0.03)	[2]	$ 0.20	[2]	$ 0.23	[2]
Net earnings/(loss) per share, diluted (in US dollars per share)	$ (0.03)	[2]	$ 0.18	[2]	$ 0.21	[2]
Weighted average number of shares outstanding:
Basic (in shares)	54,796,309		47,051,530		34,674,692
Diluted (in shares)	54,796,309		51,144,510		38,707,594

[1]	Since Class A common shares and Class B common shares share identical characteristics (Note 19), only one EPS is presented for both classes. 6,735,642 common shares resulting from the assumed conversions of 4% Convertible Senior Notes (Note 17) were excluded from the calculation of diluted net (loss)/earnings per share for the year ended December 31, 2013, as their effect is anti-dilutive.
[2]	Each ADS represents five Class A common shares. The net (loss) / earnings per ADS for the year ended December 31, 2011, 2012 and 2013 were calculated using the same conversion ratio assuming the ADSs existed during these periods.